[logo American Funds(r)]           SMALLCAP World Fund, Inc.
                                   Prospectus Supplement -- April 1, 2004
                                   (for Prospectus dated December 1, 2003)



The first paragraph on page 1 is amended as follows:

The fund seeks to make your investment grow over time by investing primarily in stocks of small companies located around the world that in the current market environment have market capitalizations of $50 million to $2 billion.


The first paragraph on page 7 is amended as follows:

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' notice to shareholders. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion.


                Please keep this Supplement with your copy of the
                                  Prospectus.


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[logo American Funds (r)]

                        SMALLCAP World Fund, Inc.
                        Prospectus Supplement -- April 1, 2004
                        (for Retirement plan Prospectus dated December 1, 2003)


The first paragraph on page 1 is amended as follows:

The fund seeks to make your investment grow over time by investing primarily in stocks of small companies located around the world that in the current market environment have market capitalizations of $50 million to $2 billion.


The first paragraph on page 6 is amended as follows:

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund invests at least 80% of its assets in equity securities of companies located around the world with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days' notice to shareholders. The investment adviser currently defines the market capitalization range of "small market capitalization" companies as $50 million to $2 billion.


                Please keep this Supplement with your copy of the
                                  Prospectus.